Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010
Exercisable years from the date of grant	10
Shares available for grant under various plans (subject to adjustment for forfeitures)	58
Fair value of shares vested	$ 86	$ 72	$ 44
Stock-based compensation expense	129	118	113
Stock-based compensation after tax basis	80	73	70
Unrecognized compensation cost related to nonvested share-based arrangements granted under plans	$ 151
Cost expected to be recognized over a weighted-average period as compensation expense	2 years 4 months 24 days
Minimum [Member]
Stock and unit awards vesting years	3
Maximum [Member]
Stock and unit awards vesting years	5